SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2016
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH [Abstract]
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
NOTE 4:-	SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH

As of December 31, 2016 and 2015, the Company’s restricted cash and bank deposits are as follows:

December 31, 2016
Amount		Maturity date	Annual interest
Restricted cash	$52
Short term bank deposit	78	December 30, 2017	0.35%
	$130

December 31, 2015
Amount		Maturity date	Annual interest
Restricted cash	$52
Short term bank deposit	547	December 31, 2016	1.04%
	499	March 7, 2016	0.70%
	$1,098